Stock-Based Compensation (Details) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024
Stock-Based Compensation [Line Items]
Grant shares (in Shares)				587,975
Weighted average period	1 year 10 months 9 days
Fair value of options granted per shares (in Dollars per share)				$ 2.08
Collab Z Inc. 2025 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Number of shares authorized (in Shares)		763,708		763,708
Grant shares (in Shares)		175,734		175,734
Outstanding options term		9 years 2 months 23 days		9 years 5 months 23 days
Stock-based compensation expense
Non-vested stock option		$ 660,013		$ 660,013
Weighted average period				2 years 1 month 9 days
Fair value of options granted per shares (in Dollars per share)				$ 1.12